Employee Benefit Plan (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of net periodic benefit cost
Amortization of net actuarial loss	$ 1
Domestic Pension Benefits [Member]
Components of net periodic benefit cost
Interest cost	1	1	1
Expected return on plan assets	0
Amortization of net actuarial loss	0
Other	0
Settlement and curtailment (gain) loss	0
Net periodic benefit cost	1	1	1
Foreign Pension Benefits [Member]
Components of net periodic benefit cost
Service cost			5
Interest cost	10	10	13
Expected return on plan assets	(12)	(10)	(10)
Amortization of net actuarial loss	1	1	5
Other	1
Settlement and curtailment (gain) loss	0		(4)
Net periodic benefit cost	0	1	9
Postretirement Benefits [Member]
Components of net periodic benefit cost
Interest cost	1	1	1
Net periodic benefit cost	$ 1	$ 1	$ 1